PROVIDENT INVESTMENT COUNSEL
        ---------
          MUTUAL
          FUNDS
        ---------

                                                                       SMALL CAP
                                                                   GROWTH FUND I



Semi-Annual Report April 30, 1999



                          Provident Investment Counsel
                         Investing in growth since 1951

CONTENTS

 3   President's Letter
 4   Our Philosophy
 5   Inverview with Provident Managers

THE FUND

 9   Statement of Assets and Liabilities
10   Statement of Operations
11   Statements of Changes in Net Assets
12   Financial Highlights
13   Notes to Financial Statements

THE PORTFOLIO'S

16   Statement of Net Assets
27   Statement of Operations
28   Statements of Changes in Net Assets
29   Notes to Financial Statements


ITEMS OF INTEREST

     THE GROWTH STYLE OF INVESTMENT MANAGEMENT ENJOYS A LEADERSHIP ROLE. Our strong stock selection and sector allocation were rewarded by positive performance.

     ELECTRONIC TECHNOLOGY, TECHNOLOGY SERVICES AND UTILITIES contributed the most to the Fund's performance during the past few months.

     OUR WEBSITE ADDRESS IS:
     www.provnet.com

DEAR SHAREHOLDER,

     We are pleased that the Fund had positive results for the six months ending April 30, 1999 (more detailed information is available on the following pages). As previously noted, the volatility in the equity markets has continued during the most recent period. The Fund made a strong recovery from the lows last September and October only to lose ground again during the early part of this year.

     The fundamentals of our small company holdings remained very compelling and we were pleased to see some positive performance in May and June. We have witnessed a general broadening of performance in the equity markets which has benefited the Fund.

     After a difficult April, there was some media discussion about a rotation by investors out of high quality growth shares into "cheaper" cyclical company shares. We believe this move is only temporary, precipitated by several factors, including surprising economic growth and better than expected profit growth by many cyclical issues.

     It is our view that the consumer-driven U.S. economy is enjoying robust growth with pleasantly strong first quarter earnings. However, on closer review, we find that many of the earnings growth expectations had been downgraded by savvy corporate management teams of cyclical issues and that overly optimistic future earnings may not be attainable. While cyclical stocks might fare well for several months, it is ill-conceived to believe that a sea change has taken place with value/cyclical stocks outperforming for a protracted period of time.

     During May and in early June, we have been pleased to see growth shares holding their own once again and Small Company shares in particular, performing quite well. We fully expect to see growth stocks once again outperform as Y2K worries and continued slower growth in most overseas markets impact investors' perceptions of the sustainability of cyclical company earnings. As the year 2000 approaches, smart investors will focus on the new economy--defined as an era when communications technology creates global competition and people work with their brains instead of with their hands. The Fund, which always has a significant commitment to technology, should be in a good position to reap the rewards.

     We appreciate your continued confidence in Provident Investment Counsel.

Sincerely,

/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust

June 17, 1999


OUR PHILOSOPHY

     +    Focused, fundamental research, properly controlled, adds value.


     + Sustainable earnings growth is the most important contributor to long-term stock appreciation.


     + Emphasis on strong financial characteristics ensures focus on growth and quality.


     + Investment style consistency is critical to superior long-term investment results.

INTERVIEW WITH PROVIDENT MANAGERS

WHAT INDUSTRY SECTORS PERFORMED POSITIVELY FOR THE FUND'S EQUITY HOLDINGS?

               Small Cap
                  +  Electronic Technology
                  +  Technology Services
                  +  Utilities

Q During the difficult month of April, one of the bright spots was the apparent shift in leadership as Small Company stocks outperformed those of larger issues. What factors caused this change?

A This performance leadership actually continued in May--the second month in a row where small cap stocks outperformed large cap equities. We are also pleased to report it was a month where your Fund also did well. One has to go back several years to find a similar time when small stocks have outperformed large cap stocks in successive months. While mindful that "one Robin doesn't make it Spring," it certainly is encouraging. We have made several adjustments to the portfolio since the February/March period and have now seen the beneficial impact on the returns.

     The shift favoring small cap stocks is in keeping with our expectations. As investors become more confident about a more rapid growth scenario for the economy, they are willing to take on added risk. As the Year 2000 approaches, savvy investors focus on the new economy--defined as an era when communications technology creates global competition and people work with their brains instead of their hands. This trend towards technology instead of industrial stocks is clearly showing up in the flow of funds data, where mutual fund investors are starting to put new money into small cap funds, which favor technology stocks.

Q    To what do you attribute the recent good performance by the Small Cap Fund?

A We believe there are several factors that caused this positive performance. In the month of May, for example, the Fund's performance can be attributed to both strong stock selection and sector allocation in the health services area, electronic technology, and consumer services. Performance clearly broadened out to include quality small companies that demonstrated positive earnings, as opposed to the narrow "Internet only" performance in the first quarter.

Q Would you like to comment on the general market conditions in April when investors made a seemingly irrational rush to buy "cheaper" cyclical stocks. To what do you attribute this shift?

A As stated in our letter to shareholders there are a few themes that have driven what we believe is a temporary shift toward cyclical issues such as:

     1) A strong consumer-driven economy with better than expected growth domestically, coupled with surprising growth internationally. However, we continue to see evidence of recession in many countries outside the U.S., including Japan and possibly Germany in the near future.

     2) Better than expected profit growth domestically by many cyclical issues driven by savvy management teams that successfully lowered Wall Street expectations for their earnings. Many of these cyclical issues were coming off a very disappointing 1998 that made year over year comparisons very easy to beat.

     3) During the fall of 1998, the "flight to quality" may have caused the valuations of Provident Growth and Balanced Fund equity holdings to be momentarily over-extended. In light of this, it is understandably a needed step for our stocks to pause and catch their breath, acclimating to the strong move they have made.

Q During the latter part of May, the markets in general have been rather choppy, without clear direction. What caused this recent volatility?

A If one is looking for a reason for the recent market weakness, one needs to look at the Federal Reserve's action on May 18, signaling to investors their bias towards a tighter monetary policy in the future. This followed the release of a higher than expected CPI number for the month of April. Long-term interest rates, which had risen to close to 6% prior to the Fed's announcement, quickly rallied to the 5.75% area, only to weaken again last week to a 5.86% level. This upward bias has caused investor concern about valuations of the general stock market, should interest rates continue to rise and cross the psychologically important 6% level. Another exacerbating factor has been that, for the first time this year, investors are starting to question the high valuations afforded to Internet stocks. Many of these high-flying stocks are off over 50% from their April highs. This uncertainty has spilled over into the general technology sector. As in April, Pharmaceutical stocks continued to be weak, although rallying sharply on the last day of the trading month.

     More recently, in the middle of June as we write this commentary, we have seen positive news with regard to inflationary pressures. As an example, recently released Consumer Price Index numbers were at lower than expected levels, easing investors' worst fears of a larger increase in interest rates by the Federal Reserve.

Q What is your outlook for the markets in general and the Small Cap Fund in particular for the remainder of the year?

A The shift favoring cyclical stocks has slowed in recent weeks. Our analysis of reported earnings shows that the rates of change in revenue and earnings growth of some now high-flying cyclical stocks are still quite weak over several quarters. These factors question the sustainability of their recent price appreciation. This was evident during the last week of May when numerous cyclical stocks were quite weak. To illustrate, Alcoa was down 8.3%; Caterpillar was off 8.0%; International Paper was down 9.0%.

     In the face of this concern for large cap stocks, both mid cap and small cap stocks have on balance performed better during downdrafts. While neither would be immune to a steep stock market decline, we feel given the relative under-performance of both areas in 1998 relative to large cap stocks, that both may well do better than large caps in a moderate market decline. So far in June, we continue to have much improved performance and as the market broadens, both the mid and small portfolios we manage are doing very well from a relative performance perspective. While we cannot predict future results, if the first part of June is any indicator, we may expect a continued improvement in performance and as the market broadens out, the Funds with their well balanced portfolios may do very well from a relative performance perspective.

----------------------------
Provident Investment Counsel       STATEMENT OF ASSETS AND LIABILITIES
Small Cap Growth Fund I            as of April 30, 1999
----------------------------

--------------------------------------------------------------------------------
ASSETS

Investment in Portfolio, at value                                 $ 194,762,089
Receivables:
      Fund shares sold                                                      452
      From Provident Investment Counsel, Inc. (Note 3)                    9,338
Prepaid expenses                                                         23,449
                                                                  -------------
Total Assets                                                        194,795,328
                                                                  =============


LIABILITIES
Payables:
      Investments in Portfolio purchased                                    452
Accrued expenses                                                          2,864
Deferred trustees' compensation (Note 3)                                 13,066
                                                                  -------------
Total Liabilities                                                        16,382
                                                                  =============

NET ASSETS
Applicable to 9,170,914 shares of beneficial
      interest outstanding                                        $ 194,778,946

                                                                  =============

NET ASSET VALUE PER SHARE                                         $       21.24
                                                                  =============

SOURCE OF NET ASSETS
Paid-in capital                                                   $ 190,600,531
Accumulated net investment loss                                        (705,285)
Accumulated net realized loss on investments                        (31,642,688)
Net unrealized appreciation of investments                           36,526,388
                                                                  -------------
Net Assets                                                        $ 194,778,946
                                                                  =============

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       STATEMENT OF OPERATIONS
Small Cap Growth Fund I            Six Months ended April 30, 1999
----------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME

      NET INVESTMENT LOSS FROM PORTFOLIO                           $   (675,606)
                                                                   ============

Expenses
      Administration fees (Note 3)                                      178,995
      Reports to shareholders                                             4,961
      Trustees' fees                                                      3,455
      Audit fee                                                           5,109
      Legal fees                                                          2,335
      Transfer agent's fee                                                8,118
      Custody and accounting services fees                                2,977
      Registration fees                                                  10,399
      Miscellaneous                                                       4,863
                                                                   ------------
      Total expenses                                                    221,212
      Less reimbursement/waiver by Provident
            Investment Counsel, Inc. (Note 3)                          (221,212)
                                                                   ------------
      Net expenses                                                           --
                                                                   ============

NET INVESTMENT LOSS                                                    (675,606)
                                                                   ============

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on investments from Portfolio                (3,622,608)
      Net unrealized appreciation of
            investments from Portfolio                               28,758,359
                                                                   ------------
NET GAIN ON INVESTMENTS                                              25,135,751
                                                                   ============

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $ 24,460,145
                                                                   ============

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       STATEMENT OF CHANGES IN NET ASSETS
Small Cap Growth Fund I
----------------------------

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

                                                   Six Months          Year
                                                      ended            ended
FROM OPERATIONS:                                 April 30, 1999*   Oct. 31, 1998
                                                 ---------------   -------------
      Net investment loss                        $    (675,606)   $    (938,236)
      Net realized loss on investments
            from Portfolio                          (3,622,608)     (27,961,289)
      Net unrealized appreciation of
            investments from Portfolio              28,758,359        3,720,627
                                                 -------------    -------------
      Net increase (decrease) in net assets
            resulting from operations               24,460,145      (25,178,898)
                                                 =============    =============

DISTRIBUTIONS TO SHAREHOLDERS:
      From net realized gains                               --      (11,840,606)
                                                 =============    =============

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
      Purchases of 2,120,111 and 4,210,252
            shares, respectively                    44,544,418       89,693,654
      Reinvestment of 0 and 560,104
            shares, respectively                            --       11,840,607
      Redemptions of 737,701 and 1,364,413
            shares, respectively                   (15,406,891)     (28,852,682)
                                                 -------------    -------------
      Net increase in net assets resulting
            from share transactions                 29,137,527       72,681,579
                                                 -------------    -------------

TOTAL INCREASE IN NET ASSETS                        53,597,672       35,662,075
                                                 =============    =============

NET ASSETS
Beginning of period                                141,181,274      105,519,199
                                                 -------------    -------------
End of period                                    $ 194,778,946    $ 141,181,274
                                                 =============    =============

*Unaudited.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       FINANCIAL HIGHLIGHTS
Small Cap Growth Fund I
----------------------------

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                              Six Months                 Year ended October 31,
                                ended        -----------------------------------------------
                            Apr. 30, 1999*    1998      1997       1996      1995      1994
                            --------------   ------    ------     ------    ------    ------
Net asset value,
   beginning of period          $18.13       $24.08    $23.19     $18.69    $12.90    $13.05
                                ------       ------    ------     ------    ------    ------

Income from investment
  operations:
   Net investment loss           (0.07)       (0.03)    (0.40)     (0.10)    (0.07)    (0.06)
   Net realized and
     unrealized gain
     (loss) on
     investments                  3.18        (3.99)     1.58       4.60      5.86     (0.09)
                                ------       ------    ------     ------    ------    ------
Total from investment
   operations                     3.11        (4.02)     1.18       4.50      5.79     (0.15)
                                ------       ------    ------     ------    ------    ------
Less distributions:
   From net realized gains          --        (1.93)    (0.29)       --         --        --
                                ------       ------    ------     ------    ------    ------
Net asset value,
   end of period                $21.24       $18.13    $24.08     $23.19    $18.69    $12.90
                                ======       ======    ======     ======    ======    ======


Total return                     17.15%++    (17.85%)    5.15%     24.08%    44.88%    (1.15%)
                                ======       ======    ======     ======    ======    ======

Ratios/supplemental data:
Net assets, end of
   period (millions)            $194.8       $141.2    $105.6     $196.1    $130.3    $ 84.3
                                ------       ------    ------     ------    ------    ------

Ratios to average net
  assets:+
   Expenses                       1.00%        1.00%     1.00%      1.00%     1.00%     1.00%
   Net investment loss           (0.78%)      (0.67%)   (0.48%)    (0.60%)   (0.51%)   (0.49%)
                                ------       ------    ------     ------    ------    ------

* Unaudited.

++ Not annualized.

+ Annualized for periods of less than one year. Includes the Fund's share of expenses, net of expense reimbursements and waivers, allocated from the Portfolio. If the expense reimbursements and waivers, with respect to the Fund and the Portfolio, had not been made, the ratios of expenses to average net assets would have been 1.25%, 1.26%, 1.25%, 1.25%, 1.34% and 1.47%, respectively.

See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS
Small Cap Growth Fund I
----------------------------

--------------------------------------------------------------------------------
1 - ORGANIZATION
--------------------------------------------------------------------------------

     Provident Investment Counsel Small Cap Growth Fund I (the "Fund") (formerly PIC Small Cap Growth Fund) is one of several series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap Portfolio (the "Portfolio"), a separate, registered management investment company having the same investment objective as the Fund. At April 30, 1999, the Fund owned 87.39% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

--------------------------------------------------------------------------------
2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.


     A.   Investment  Valuation.   The  Fund  reflects  its  investment  in  the
          Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS
Small Cap Growth Fund I            continued
----------------------------

--------------------------------------------------------------------------------

     D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $174,034 for the six months ended April 30, 1999. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of reimbursement for the six months ended April 30, 1999 was $47,178. ICA receives an annual fee for its services at the rate of $10,000.

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of ICA.

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Fund recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS
Small Cap Growth Fund I            continued
----------------------------

--------------------------------------------------------------------------------
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     Additions and reductions in the Fund's investment in the Portfolio aggregated $44,597,847 and $15,481,926, respectively.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------
AIRLINES - 0.54%
--------------------------------------------------------------------------------
RYANAIR HOLDINGS PLC ADS*                     26,970      $1,206,908       0.54%
================================================================================
APPAREL AND SHOE - 0.29%
--------------------------------------------------------------------------------
THE BUCKLE, INC.*                             27,600         645,150       0.29
================================================================================
AUTO PARTS - 2.07%
--------------------------------------------------------------------------------
GENTEX CORPORATION*                          118,800       3,571,425       1.60
O'REILLY AUTOMOTIVE, INC.*                    22,900       1,047,675       0.47
--------------------------------------------------------------------------------
         TOTAL AUTO PARTS                                  4,619,100       2.07
================================================================================
BANKS - 1.07%
--------------------------------------------------------------------------------
HAMILTON BANCORP INC.*                        92,630       2,385,222       1.07
================================================================================
BEVERAGE/FOOD - 0.50%
--------------------------------------------------------------------------------
BERINGER WINE ESTATES HOLDINGS, INC.*         28,200       1,110,375       0.50
================================================================================
BIOTECHNOLOGY - 0.62%
--------------------------------------------------------------------------------
ALBANY MOLECULAR RESEARCH, INC.*              27,100         677,500       0.30
INVITROGEN CORPORATION*                       40,000         717,500       0.32
--------------------------------------------------------------------------------
         TOTAL BIOTECHNOLOGY                               1,395,000       0.62
================================================================================
BUILDER - 0.37%
--------------------------------------------------------------------------------
PALM HARBOR HOMES, INC.*                      41,348         832,128       0.37
================================================================================
BUILDING PRODUCTS - 0.24%
--------------------------------------------------------------------------------
TREX COMPANY, INC.*                           33,600         537,600       0.24

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value     Net Assets
--------------------------------------------------------------------------------

BUSINESS SERVICES - 10.43%
-------------------------------------------------------------------------------
THE CORPORATE EXECUTIVE BOARD COMPANY*         9,500       $ 267,188       0.12%
DENDRITE INTERNATIONAL, INC.*                 39,700       1,027,238       0.46
FORRESTER RESEARCH, INC.*                     13,020         442,680       0.20
IRON MOUNTAIN INCORPORATED*                   36,450       1,013,766       0.45
LABOR READY, INC.*                            38,200       1,499,350       0.67
LASON, INC.*                                  52,855       2,091,076       0.94
MEDQUIST INC.*                                41,800       1,431,650       0.64
METRO NETWORKS, INC.*                         22,575       1,015,875       0.46
NCO GROUP, INC.*                              80,635       2,630,717       1.18
THE PROFIT RECOVERY GROUP
   INTERNATIONAL, INC.*                      100,300       3,660,950       1.64
TMP WORLDWIDE INC.*                           87,420       5,878,995       2.64
UNITED RENTALS, INC.*                         77,000       2,295,562       1.03
--------------------------------------------------------------------------------
         TOTAL BUSINESS SERVICES                          23,255,047      10.43

================================================================================
COMPUTER SERVICES - 9.92%
--------------------------------------------------------------------------------

THE BISYS GROUP, INC.*                        23,800       1,207,850       0.54
CHECK POINT SOFTWARE TECHNOLOGIES, LTD.*      71,700       2,527,425       1.13
CHECKFREE HOLDINGS CORPORATION*               19,900         955,200       0.43
CLARIFY INC.*                                 21,900         514,650       0.23
CONCENTRIC NETWORK CORPORATION*               21,100       1,761,850       0.79
CSG SYSTEMS INTERNATIONAL, INC.*              60,776       2,347,473       1.05
ENTRUST TECHNOLOGIES INC*                     13,100         322,588       0.14
GLOBIX CORPORATION*                           15,600         731,250       0.33
HI/FN, INC.*                                  33,300       1,798,200       0.81
INTERNATIONAL NETWORK SERVICES*               23,025         874,950       0.39
ISS GROUP, INC.*                              17,100         907,369       0.41
MENTOR GRAPHICS CORPORATION*                  65,900         799,038       0.36
MIPS TECHNOLOGIES, INC.*                      33,800       1,343,550       0.60
MODEM MEDIA . POPPE TYSON, INC., CLASS A*     19,300         680,325       0.31
NICE SYSTEMS LTD. ADR*                        94,650       2,721,188       1.22

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value     Net Assets
--------------------------------------------------------------------------------

COMPUTER SERVICES, CONTINUED
--------------------------------------------------------------------------------
PEGASUS SYSTEMS, INC.*                        43,225     $ 2,020,769       0.91%
RWD TECHNOLOGIES, INC.*                       35,160         606,510       0.27
--------------------------------------------------------------------------------
         TOTAL COMPUTER SERVICES                          22,120,185       9.92
================================================================================
COMPUTER SOFTWARE - 11.91%
--------------------------------------------------------------------------------
AVANT! CORPORATION*                           55,100         743,850       0.33
AVT CORPORATION*                              43,600       1,185,375       0.53
BUSINESS OBJECTS S.A. ADS*                    87,000       2,039,062       0.92
ELECTRONICS FOR IMAGING, INC.*                93,700       4,433,181       1.99
EXCHANGE APPLICATIONS, INC.*                  27,800         820,100       0.37
GEMSTAR INTERNATIONAL GROUP LIMITED*          21,400       2,255,025       1.01
LEGATO SYSTEMS, INC.*                          5,200         210,275       0.09
MACROMEDIA, INC.*                             41,500       1,719,656       0.77
MEDICAL MANAGER CORPORATION*                  75,800       2,160,300       0.97
MERCURY INTERACTIVE CORPORATION*              71,900       2,026,681       0.91
NATIONAL INSTRUMENTS CORPORATION*             11,200         380,800       0.17
NEON SYSTEMS, INC.*                           15,800         663,600       0.30
PEREGRINE SYSTEMS, INC.*                      67,100       1,509,750       0.68
PINNACLE SYSTEMS, INC.*                       42,925       2,334,047       1.05
PLX TECHNOLOGY, INC.*                         25,000         484,375       0.22
SIEBEL SYSTEMS, INC.*                         27,340       1,050,881       0.47
SOFTWARE AG SYSTEMS, INC.*                    12,970         107,002       0.05
TRANSACTION SYSTEMS ARCHITECTS,
   INC., CLASS A*                             22,710         736,656       0.33
VERISIGN, INC.*                                4,900         563,500       0.25
VERITAS SOFTWARE CORPORATION*                 15,750       1,118,250       0.50
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                          26,542,366      11.91
================================================================================
CONSTRUCTION - 0.48%
--------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.*                       23,475       1,072,514       0.48

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------

CREDIT AND FINANCE - 0.40%
--------------------------------------------------------------------------------
AMERICREDIT CORP.*                            53,900       $ 892,719       0.40%
================================================================================
DISCOUNT STORES - 3.99%
--------------------------------------------------------------------------------
DOLLAR TREE STORES, INC.*                    147,880       5,397,620       2.42
99 CENTS ONLY STORES*                         73,950       3,484,894       1.57
--------------------------------------------------------------------------------
         TOTAL DISCOUNT STORES                             8,882,514       3.99
================================================================================
DRUGS - 1.05%
--------------------------------------------------------------------------------
ALPHARMA INC., CLASS A                        29,000         855,500       0.38
K-V  PHARMACEUTICAL  COMPANY, CLASS A*        15,500         240,250       0.11
SHIRE PHARMACEUTICALS GROUP PLC*              57,550       1,244,519       0.56
--------------------------------------------------------------------------------
         TOTAL DRUGS                                       2,340,269       1.05
================================================================================
EDUCATIONAL PROGRAMS - 1.81%
--------------------------------------------------------------------------------
CAREER EDUCATION CORPORATION*                 12,700         425,450       0.19
CORINTHIAN COLLEGES, INC.*                    41,400         677,925       0.30
EDUCATION MANAGEMENT CORPORATION*             58,200       1,160,362       0.52
SCHOOL SPECIALTY, INC.*                       41,275         779,066       0.35
SYLVAN LEARNING SYSTEMS, INC.*                39,650         996,206       0.45
--------------------------------------------------------------------------------
         TOTAL EDUCATIONAL PROGRAMS                        4,039,009       1.81
================================================================================
ELECTRIC POWER - 0.31%
--------------------------------------------------------------------------------
CALPINE CORPORATION*                          16,400         699,050       0.31
================================================================================
ELECTRICAL EQUIPMENT/PERIPHERALS - 2.52%
--------------------------------------------------------------------------------
DIONEX CORPORATION*                           12,000         492,000       0.22
PMC-SIERRA, INC.*                             34,330       3,291,389       1.48
SANDISK CORPORATION*                          20,000         405,000       0.18
TRANSWITCH CORPORATION*                       32,300       1,421,200       0.64
--------------------------------------------------------------------------------
         TOTAL ELECTRICAL EQUIPMENT/PERIPHERALS            5,609,589       2.52

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS/SEMICONDUCTORS - 10.49%
--------------------------------------------------------------------------------
ALPHA INDUSTRIES, INC.*                       25,200       $ 888,300       0.40%
BROOKS AUTOMATION, INC.*                      30,000         645,000       0.29
CREE RESEARCH, INC.*                          22,900         961,800       0.43
DUPONT PHOTOMASKS, INC.*                      15,600         682,500       0.31
FLEXTRONICS INTERNATIONAL LTD.*               36,900       1,722,769       0.77
GENESIS MICROCHIP INCORPORATED*               42,900         890,175       0.40
LAM RESEARCH CORPORATION*                     45,400       1,430,100       0.64
LATTICE SEMICONDUCTOR CORPORATION*            28,600       1,169,025       0.53
MICREL, INCORPORATED*                         16,000         942,000       0.42
ORBOTECH LTD.                                 24,200       1,161,600       0.52
PLEXUS CORP.*                                 27,200         907,800       0.41
PRI AUTOMATION, INC.*                         10,200         253,088       0.11
QLOGIC CORPORATION*                           14,000         979,125       0.44
SANMINA CORPORATION*                          48,900       3,245,738       1.46
SDL, INC.*                                    12,700       1,387,475       0.62
THE DII GROUP, INC.*                          53,100       1,646,100       0.74
UNIPHASE CORPORATION*                         10,900       1,322,988       0.59
VITESSE SEMICONDUCTOR CORPORATION*            67,880       3,143,692       1.41
--------------------------------------------------------------------------------
         TOTAL ELECTRONIC COMPONENTS/SEMICONDUCTORS       23,379,275      10.49

================================================================================
ELECTRONICS - 1.03%
--------------------------------------------------------------------------------

ANTEC CORPORATION*                            26,700         724,238       0.33
POWER INTEGRATIONS, INC.*                     26,100       1,024,425       0.46
ZORAN CORPORATION*                            50,000         540,625       0.24
--------------------------------------------------------------------------------
         TOTAL ELECTRONICS                                 2,289,288       1.03

================================================================================
ENTERTAINMENT AND LEISURE - 5.96%
--------------------------------------------------------------------------------
AMERICAN CLASSIC VOYAGES CO.                  40,900         731,088       0.33
CINAR CORPORATION*                            29,000         605,375       0.27
CITADEL COMMUNICATIONS CORPORATION*           33,000         924,000       0.41
COX RADIO, INC., CLASS A*                     21,800       1,062,750       0.48

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------

ENTERTAINMENT AND LEISURE, CONTINUED
--------------------------------------------------------------------------------
ENTERCOM COMMUNICATIONS CORP., CLASS A*        8,200       $ 304,425       0.14%
FAIRFIELD COMMUNITIES, INC.                  109,170       1,405,564       0.63
HEFTEL BROADCASTING CORPORATION, CLASS A*     31,800       1,729,125       0.77
INTERNATIONAL SPEEDWAY CORPORATION,
   CLASS A                                    27,200       1,400,800       0.63
JONES INTERCABLE, INC., CLASS A*              52,375       2,428,891       1.09
STEINER LEISURE LIMITED*                      32,500       1,031,875       0.46
UNITED INTERNATIONAL HOLDINGS, INC., CLASS A* 27,900       1,667,025       0.75
--------------------------------------------------------------------------------
         TOTAL ENTERTAINMENT AND LEISURE                  13,290,918       5.96
================================================================================
FINANCIAL SERVICES - 1.11%
--------------------------------------------------------------------------------
FINANCIAL FEDERAL CORPORATION*                19,500         407,062       0.18
METRIS COMPANIES INC.                          6,200         378,975       0.17
NOVA CORPORATION*                             39,936       1,038,336       0.47
SEI INVESTMENTS COMPANY                        6,900         655,500       0.29
--------------------------------------------------------------------------------
         TOTAL FINANCIAL SERVICES                          2,479,873       1.11
================================================================================
FOOD AND RESTAURANTS - 0.29%
--------------------------------------------------------------------------------
BUCA, INC.*                                    2,800          50,750       0.02
PERFORMANCE FOOD GROUP COMPANY*               23,000         609,500       0.27
--------------------------------------------------------------------------------
         TOTAL FOOD AND RESTAURANTS                          660,250       0.29
================================================================================
HOSPITALS - 0.10%
--------------------------------------------------------------------------------
CAREMATRIX CORPORATION*                       12,850         220,056       0.10
================================================================================
INSURANCE - 1.62%
--------------------------------------------------------------------------------
ANNUITY AND LIFE RE (HOLDINGS), LTD.           6,500         128,375       0.06
CLARK/BARDES HOLDINGS, INC.*                  51,500         669,500       0.30
FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.    17,100         976,838       0.44
MUTUAL RISK MANAGEMENT LTD.                   47,100       1,831,012       0.82
--------------------------------------------------------------------------------
         TOTAL INSURANCE                                   3,605,725       1.62

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------

INTERNET SERVICES - 6.01%
--------------------------------------------------------------------------------
DOUBLECLICK INC.*                             14,000     $ 1,957,375       0.88%
EXODUS COMMUNICATIONS, INC.*                   9,300         838,162       0.38
EXTREME NETWORKS, INC.*                       10,600         587,638       0.26
INFOSEEK CORPORATION*                         16,200         827,212       0.37
INTERVU INC.*                                  9,900         534,600       0.24
MINDSPRING ENTERPRISES, INC.*                  8,200         794,888       0.36
NETOPIA, INC.*                                20,200         453,238       0.20
PSINET INC.*                                  32,900       1,661,450       0.75
REALNETWORKS, INC.*                            6,700       1,484,050       0.67
SOFTNET SYSTEMS, INC.*                        23,125         754,453       0.34
TELEBANC FINANCIAL  CORPORATION*              10,200       1,056,975       0.47
USINTERNETWORKING, INC.*                       8,500         434,562       0.19
VERIO INC.*                                   28,200       2,002,200       0.90
--------------------------------------------------------------------------------
         TOTAL INTERNET SERVICES                          13,386,803       6.01
================================================================================
INVESTMENT SERVICES - 0.18%
--------------------------------------------------------------------------------
NATIONAL DISCOUNT BROKERS GROUP, INC.*         7,000         399,437       0.18
================================================================================
MEDICAL AND DENTAL PRODUCTS - 1.88%
--------------------------------------------------------------------------------
MEDIMMUNE, INC.*                              66,100       3,643,762       1.63
PATTERSON DENTAL COMPANY*                     15,400         555,362       0.25
--------------------------------------------------------------------------------
         TOTAL MEDICAL AND DENTAL PRODUCTS                 4,199,124       1.88
================================================================================
MEDICAL INSTRUMENTS - 2.18%
--------------------------------------------------------------------------------
LASER VISION CENTERS, INC.*                   46,100       1,941,962       0.87
NOVOSTE CORPORATION*                          23,900         531,775       0.24
VISX, INCORPORATED*                           11,200       1,442,000       0.65
XOMED SURGICAL PRODUCTS, INC.*                22,550         938,644       0.42
--------------------------------------------------------------------------------
         TOTAL MEDICAL INSTRUMENTS                         4,854,381       2.18

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------

MEDICAL/DENTAL SERVICES - 1.52%
--------------------------------------------------------------------------------
AMSURG CORP., CLASS A*                        93,200       $ 640,750       0.29%
PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.*     23,200         675,700       0.30
PROFESSIONAL DETAILING, INC.*                 23,100         664,125       0.30
RENAL CARE GROUP, INC.*                       67,245       1,403,739       0.63
--------------------------------------------------------------------------------
         TOTAL MEDICAL/DENTAL SERVICES                     3,384,314       1.52

================================================================================
NETWORKING - 0.30%
--------------------------------------------------------------------------------
RHYTHMS NETCONNECTIONS INC.*                   8,100         668,250       0.30

================================================================================
OFFSHORE DRILLING - 0.63%
--------------------------------------------------------------------------------
DRIL-QUIP, INC.*                               5,200         126,750       0.05
ROWAN COMPANIES, INC.*                        80,500       1,288,000       0.58
--------------------------------------------------------------------------------
         TOTAL OFFSHORE DRILLING                           1,414,750       0.63

================================================================================
OIL FIELD SERVICES - 1.52%
--------------------------------------------------------------------------------
ATWOOD OCEANICS, INC.*                        14,100         491,737       0.22
GLOBAL INDUSTRIES, LTD.*                      89,700       1,104,431       0.50
MARINE DRILLING COMPANIES, INC.*              26,000         446,875       0.20
PATTERSON ENERGY, INC.*                      135,900       1,095,694       0.49
TRICO MARINE SERVICES, INC.*                  30,100         238,919       0.11
--------------------------------------------------------------------------------
         TOTAL OIL FIELD SERVICES                          3,377,656       1.52

================================================================================
POLLUTION CONTROL - 1.95%
--------------------------------------------------------------------------------
NEWPARK RESOURCES, INC.*                     143,300       1,316,569       0.59
U S LIQUIDS INC.*                             76,400       1,547,100       0.69
WASTE CONNECTIONS, INC.*                      56,600       1,492,825       0.67
--------------------------------------------------------------------------------
         TOTAL POLLUTION CONTROL                           4,356,494       1.95

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------

PUBLISHING/ADVERTISING - 2.56%
--------------------------------------------------------------------------------
CATALINA MARKETING CORPORATION*               28,600     $ 2,443,512       1.10%
CONSOLIDATED GRAPHICS, INC.*                  25,800       1,099,725       0.49
LAMAR ADVERTISING COMPANY, CLASS A*           61,700       2,074,662       0.93
PLAYBOY ENTERPRISES, INC., CLASS B*            2,500          80,469       0.04
--------------------------------------------------------------------------------
         TOTAL PUBLISHING/ADVERTISING                      5,698,368       2.56
================================================================================
SPECIALTY RETAIL - 0.39%
--------------------------------------------------------------------------------
COST PLUS, INC.*                              23,000         810,750       0.36
GUITAR CENTER, INC.*                           3,855          60,234       0.03
--------------------------------------------------------------------------------
         TOTAL SPECIALTY RETAIL                              870,984       0.39
================================================================================
TELECOMMUNICATIONS - 6.12%
--------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORPORATION*           39,700       2,116,506       0.95
CATAPULT COMMUNICATIONS CORPORATION*          15,425         240,052       0.11
DSP COMMUNICATIONS, INC.*                     82,500       2,248,125       1.01
E-TEK DYNAMICS, INC.*                         20,500         881,500       0.40
GILAT SATELLITE NETWORKS, LTD.*               28,500       1,482,000       0.66
INTERMEDIA COMMUNICATIONS INC.*               40,300       1,297,156       0.58
MGC COMMUNICATIONS, INC.*                     13,000         442,000       0.20
QUANTA SERVICES, INC.*                        37,500       1,080,469       0.49
RCN CORPORATION*                              18,100         880,112       0.39
RESEARCH IN MOTION LIMITED*                  118,600       1,445,437       0.65
VIATEL, INC.*                                 32,800       1,508,800       0.68
--------------------------------------------------------------------------------
         TOTAL TELECOMMUNICATIONS                         13,622,157       6.12
================================================================================
TELEPHONE - 1.22%
--------------------------------------------------------------------------------
MCLEODUSA INCORPORATED, CLASS A*              48,300       2,707,819       1.22
================================================================================
TEXTILES AND SHOES - 0.24%
--------------------------------------------------------------------------------
NOVEL DENIM HOLDINGS LIMITED*                 68,940         534,285       0.24

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value     Net Assets
--------------------------------------------------------------------------------

TOYS - 0.29%
--------------------------------------------------------------------------------
JAKKS PACIFIC, INC.*                          30,000       $ 641,250       0.29%
================================================================================
TRUCKING - 0.39%
--------------------------------------------------------------------------------
FORWARD AIR CORPORATION*                      39,000         867,750       0.39
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $170,878,501)     215,093,952      96.50
================================================================================
MONEY MARKET FUNDS - 4.08%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND, INC. -
   TEMPCASH                                4,540,560       4,540,560       2.04
TEMPORARY INVESTMENT FUND, INC. -
   TEMPFUND                                4,540,560       4,540,560       2.04
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $9,081,120)        9,081,120       4.08
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS (COST $179,959,621)           224,175,072     100.58
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF NET ASSETS
PORTFOLIO                as of April 30, 1999
---------

--------------------------------------------------------------------------------
                                                                   Percentage of
                                                            Value    Net Assets
OTHER ASSETS - 1.28%
--------------------------------------------------------------------------------
RECEIVABLES:
   INTEREST                                                 $ 42,866
   INVESTMENT SECURITIES SOLD                              2,788,118
   SHARES OF BENEFICIAL INTEREST SOLD                            452
OTHER ASSETS                                                  21,253
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                2,852,689       1.28%
================================================================================
TOTAL ASSETS                                             227,027,761     101.86
--------------------------------------------------------------------------------

================================================================================
LIABILITIES - (1.86%)
--------------------------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES PURCHASED                3,912,158
ACCRUED EXPENSES                                             228,393
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                 4,140,551      (1.86)
================================================================================
NET ASSETS - 100.00%                                    $222,887,210     100.00%
================================================================================

*NON-INCOME PRODUCING SECURITY.

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF OPERATIONS
PORTFOLIO                Six Months ended April 30, 1999
---------

--------------------------------------------------------------------------------
INVESTMENT INCOME

INCOME:
      Dividends                                                    $     15,485
      Interest                                                          191,181
      Other                                                              22,530
                                                                   ------------
      Total income                                                      229,196
                                                                   ============

EXPENSES:
      Investment advisory fee (Note 3)                                  815,316
      Administration fees (Note 3)                                      101,915
      Accounting services fee                                            42,865
      Custodian fee                                                      34,639
      Audit fee                                                           9,819
      Trustees' fees                                                      6,248
      Insurance                                                           2,976
      Legal fee                                                           3,968
      Miscellaneous                                                       4,463
                                                                   ------------
      Total expenses                                                  1,022,209
      Less, reimbursement/waiver by Advisor (Note 3)                     (3,064)
                                                                   ------------
      Net expenses                                                    1,019,145
                                                                   ============

NET INVESTMENT LOSS                                                    (789,949)
                                                                   ============
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
      Net realized loss on investments                               (3,500,072)
      Unrealized appreciation of investments                         34,387,239
                                                                   ------------
NET GAIN ON INVESTMENTS                                              30,887,167
                                                                   ============

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 30,097,218
                                                                   ============

Unaudited. See Notes to Financial Statements.

---------
SMALL CAP                STATEMENT OF CHANGES IN NET ASSETS
PORTFOLIO
---------

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

                                                 Six Months           Year
                                                    ended             ended
FROM OPERATIONS:                               April 30, 1999*  October 31, 1998
----------------                               ---------------  ----------------
      Net investment loss                       $    (789,949)   $  (1,197,741)
      Net realized loss on investments             (3,500,072)     (30,872,647)
      Unrealized appreciation
            (depreciation) on investments          34,387,239         (283,036)
                                                -------------    -------------
      Net increase (decrease) in net assets
            resulting from operations              30,097,218      (32,353,424)
                                                =============    =============

TRANSACTIONS IN INTEREST:
      Contributions by Holders                     49,308,168      123,809,971
      Withdrawals by Holders                      (30,171,815)     (57,458,705)
                                                -------------    -------------
      Net increase in net assets
            from transactions in interests         19,136,353       66,351,266
                                                -------------    -------------
TOTAL INCREASE IN NET ASSETS                       49,233,571       33,997,842
                                                =============    =============

NET ASSETS:
Beginning of period                               173,653,639      139,655,797
                                                -------------    -------------
End of period                                   $ 222,887,210    $ 173,653,639
                                                =============    =============

*Unaudited.

---------
SMALL CAP             NOTES TO FINANCIAL STATEMENTS
PORTFOLIO
---------

--------------------------------------------------------------------------------
1 - ORGANIZATION
--------------------------------------------------------------------------------

     PIC Small Cap Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

--------------------------------------------------------------------------------
2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

     A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.


     B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.


     C. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.


     D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the

---------
SMALL CAP             NOTES TO FINANCIAL STATEMENTS
PORTFOLIO
---------

--------------------------------------------------------------------------------
          reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICA also provide management services necessary for the operations of the Portfolio and furnish office facilities.

     PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average daily net assets. During the six months ended April 30, 1999, PIC received $815,316 in fees from the Portfolio after deducting fees waived of $3,064. ICA receives an annual fee for its services at the rate of 0.10% of average daily net assets of the Portfolio. Fees paid to ICA pursuant to the agreement totaled $101,915 for the six months ended April 30, 1999.

     On December 19, 1995, the Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolio recognizes as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

---------
SMALL CAP             NOTES TO FINANCIAL STATEMENTS
PORTFOLIO
---------

--------------------------------------------------------------------------------
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     During the six months ended April 30, 1999, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, were $143,029,395 and $123,371,562, respectively. The cost of securities for federal income tax purposes was $179,959,621. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, were as follows:



          Unrealized appreciation            $50,897,014
          Unrealized depreciation             (6,681,563)
                                              ----------
          Net unrealized appreciation        $44,215,451
                                             ===========

--------------------------------------------------------------------------------
5 - SELECTED RATIO DATA
--------------------------------------------------------------------------------

                       Six Months        Year            Year           Year          Year          Year
                          ended          ended           ended          ended         ended         ended
                      Apr. 30, 1999  Oct. 31, 1998  Oct. 31, 1997  Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994
                      -------------  -------------  -------------  -------------  -------------  -------------
Ratios to average
  net assets*
   Operating expenses     1.00%          1.00%           1.00%          1.00%          1.00%         1.00%
   Net investment loss   (0.78%)        (0.68%)         (0.49%)        (0.59%)        (0.51%)       (0.49%)

Portfolio turnover rate  61.75%         81.75%         151.52%         53.11%         45.45%        63.89%

+Unaudited

*Net of expense reimbursements equivalent to 0.00%, 0.01%, 0.01%, 0.01%, 0.07%, and 0.10% of average net assets, respectively.

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Provident Investment Counsel       TRUSTEES AND OFFICERS
Small Cap Growth Fund I
----------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
JETTIE M. EDWARDS, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
JEFFREY D. LOVELL, Trustee
WAYNE H. SMITH, Trustee
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer

TRUSTEES AND OFFICERS - P*I*C SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer


LEGAL COUNSEL - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
SWIDLER, BERLIN, SHEREFF, FRIEDMAN, LLP


LEGAL COUNSEL - P*I*C SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP


INDEPENDENT AUDITORS
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MCGLADREY & PULLEN, LLP
TRUSTEES AND OFFICERS

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.